Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other investments
Other investments	SFr 6,777	SFr 7,021
Equity method investments
Other investments
Other investments	3,121	2,876
Non-marketable equity securities
Other investments
Other investments	1,731	2,000
Real estate held for investment
Other investments
Other investments	268	412
Accumulated depreciation, real estate held for investment	386	365	SFr 354
Impairment charges	31	21	10
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	29	38
Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	27	36
Life finance instruments
Other investments
Other investments	1,657	1,733
Bank
Other investments
Other investments	6,488	6,787
Bank | Equity method investments
Other investments
Other investments	2,918	2,728
Bank | Non-marketable equity securities
Other investments
Other investments	1,672	1,951
Bank | Real estate held for investment
Other investments
Other investments	241	375
Accumulated depreciation, real estate held for investment	340	319	304
Impairment charges	31	21	SFr 10
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	29	37
Bank | Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	27	36
Bank | Life finance instruments
Other investments
Other investments	SFr 1,657	SFr 1,733